WARRANTS	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 12. WARRANTS

On January 9, 2012, the Company issued 30,000 warrants to purchase 30,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014. On September 13, 2011, the Company issued 50,000 warrants to purchase 50,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014.

On April 12, 2010, the Company issued 748,030 warrants to purchase 748,030 shares of Common Stock at $0.085 per share expiring on April 11, 2015. The warrants were issued in exchange for financial advisory services to be provided from the period from April 11, 2010 until Sep 30, 2010. The total fair value of the warrants has been estimated to be $262,090 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 103.86%, risk-free interest rate of 3%, and an expected life of 5 years. The company recorded $262,090 in stock based compensation for the year ended September 30, 2010 (2009- $73,725). No income tax benefit has been realized as a result of warrant amortization expenses during 2010 and 2009. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss. As at September 30, 2013 there were 1,508,030 (were 7,540,150 before 1 for 5 reverse split) warrants issued and outstanding.

On September 24, 2014 and September 25 2014, the Company issued 200,000 warrants to purchase 200,000 shares of Common Stock at $0.25 per share expiring on September 24 and 25, 2016 respectively. The total fair value of the warrants has been estimated to be $39,969 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 479.35%, risk-free interest rate of 1.08% and 1.03% respectively, and an expected life of 2 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

Additional details regarding warrant activity and warrants outstanding as of September 30, 2014, 2013 and 2012 are seen in the table below.

Issue Date	No. of Warrants Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)
4/1/2009	600,000	0.03	0.02	3/31/2014	0
4/12/2010	748,030	0.085	0.05	4/11/2015	0.53
8/03/2011	80,000	0.075	0.04	6/30/2014	0
9/13/2011	50,000	0.075	0.05	6/30/2014	0
1/9/2012	30,000	0.075	0.05	6/30/2014	0
Balance as at September 30, 2012 and 2013	1,508,030			Weighted Average Contractual Life (Years)	0.53
9/24/2014	100,000	0.25	0.2	9/24/2016	1.98
9/25/2014	100,000	0.25	0.2	9/25/2016	1.98
Balance as at September 30, 2014	948,030			Weighted Average Contractual Life (Years)	0.84